Average Annual Total Returns	12 Months Ended	60 Months Ended	109 Months Ended		120 Months Ended	206 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
FTSE All World Developed Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.77%	12.48%	13.31%	[1]	12.66%
FTSE EPRA Nareit Developed Index Net TRI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	9.58%	2.76%	3.40%	[1]	3.25%
Lipper Global Real Estate Index
Prospectus [Line Items]
Average Annual Return, Percent	8.47%	3.15%	4.38%	[1]	4.15%
T. Rowe Price Global Real Estate Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	5.62%	2.50%			3.23%
Performance Inception Date						Oct. 27, 2008
T. Rowe Price Global Real Estate Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.81%	1.40%			1.96%
T. Rowe Price Global Real Estate Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.55%	1.75%			2.21%
T. Rowe Price Global Real Estate Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	5.89%	2.73%	3.70%
Performance Inception Date			Nov. 29, 2016
T. Rowe Price Global Real Estate Fund, Inc. - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	5.39%	2.29%			3.04%
Performance Inception Date						Oct. 27, 2008

[1]	Return since 11/29/16.